FUND PROFILE

                                  Equity Index

                                 INVESTOR CLASS

                                January 29, 1999

                        [american century logo(reg.sm)]
                                    American
                                    Century

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   This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus has additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest. You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers.
   See the back cover for additional telephone numbers and our address.

                             AMERICAN CENTURY GROUP


                          AMERICAN CENTURY INVESTMENTS

                                  EQUITY INDEX

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

        Equity Index seeks long-term capital growth by matching, as closely as possible, the investment results of the Standard & Poor's 500 Composite Price Index (S&P 500 Index).

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

        Equity Index seeks to match, as closely as possible, the investment results of the S&P 500 Index. The S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The fund is managed by buying and selling stocks and other securities in order to build an investment portfolio that will match, as closely as possible, the investment characteristics of the S&P 500 Index.

        Standard & Poor's, a division of The McGraw-Hill Companies, Inc., chooses the stocks included in the S&P 500 Index solely on a statistical basis. The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization. Because of this weighting, the fund expects that the 50 largest companies will comprise a large proportion of the S&P 500 Index.

        The advisor generally will select stocks for the fund's portfolio in order of their weightings in the S&P 500 Index, beginning with the heaviest weighted stocks. The fund attempts to be fully invested at all times in the stocks that comprise the S&P 500 Index and, in any event, at least 80% of the fund's total assets will be so invested.

        When the fund advisor believes that it is prudent, the fund may also invest in S&P 500 Index futures and options. The fund will purchase futures and options on a non-leveraged basis. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. S&P 500 Index futures and options can help the fund's assets remain liquid while performing more like the S&P 500 Index.

        "Standard & Poor's(reg.tm)," "Standard & Poor's 500," "S&P 500(reg.tm)" and "S&P(reg.tm)" are trademarks of Standard & Poor's, and have been licensed for use by the fund.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    *As with all funds, at any given time, the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    *An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    *The value of the fund's shares depends on the value of the stocks and other securities it owns. The value of the individual securities Equity
     Index owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *The fund's  ability to correlate its  performance  with that of the S&P 500
     Index may be affected by, among other things, changes in securities markets, the manner in which the total return of the S&P 500 Index is calculated, the size of the fund's portfolio, the amount of cash or cash equivalents held in the fund's portfolio, and the timing, frequency and size of shareholder purchases and redemptions. The fund will use cash flows from shareholder purchase and redemption activity to maintain, as closely as possible, the similarity of its portfolio to the securities comprising the S&P 500 Index.

        In summary, Equity Index is intended for investors who seek long-term capital growth by matching, as closely as possible, the investment results of the S&P 500 Index and who are willing to accept the risks associated with that investment strategy.


EQUITY INDEX                                       AMERICAN CENTURY INVESTMENTS


        Inclusion of a security in the S&P 500 Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

        There are no sales loads, fees or other charges to buy fund shares directly from American Century, to reinvest dividends in additional shares, to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

      ANNUAL FUND OPERATING EXPENSES
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           Management Fee                                 0.49%
           Distribution and Service (12b-1) Fees          None
           Other Expenses(1)                              0.00%
           Total Annual Fund Operating Expenses           0.49%

     (1)Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, are expected to be less than 0.005%.

           EXAMPLE OF HYPOTHETICAL FUND COSTS
              Assuming you...
              * invest $10,000 in the fund
              * redeem your shares at the end of the periods  shown below
              * earn a 5% return each year
              * incur the same fund operating expenses shown above
                  ...your cost of investing in the fund would be:

               1 year        3 years      5 years        10 years
               ---------------------------------------------------
                 $50          $157          $274           $615

               Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

        American Century Investment Management, Inc. provides investment advisory and management services for the fund. The advisor has, in turn, hired Barclays Global Investors, N.A. to make the day-to-day investment decisions for the fund. Barclays Global Investors, N.A. performs this function under the supervision of American Century Investment Management, Inc. and the fund's Board of Directors.

        The portfolio managers on the Barclay Global Investors team are:

        [TO COME]

        The representative of American Century Investment Management, Inc. that oversees the management of the fund is identified below:

        MARK L. MALLON, Senior Vice President and Managing Director. Mr. Mallon joined American Century Investment Management, Inc. in April 1997. From August 1978 until joining American Century, he was employed by Federated Investors, serving as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation from 1990 to 1997.

6. HOW DO I BUY FUND SHARES?

    *   Complete and return the enclosed application

    *   Call us and exchange shares from another American Century fund

    *   Call us and send your investment by bank wire transfer

        Your initial investment must be at least $10,000. If the value of your account falls below this account minimum, your shares may be redeemed involuntarily.


FUND PROFILE                                                       EQUITY INDEX


7. HOW DO I SELL FUND SHARES?

        You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Equity Index for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

        Equity Index pays distributions from net investment income quarterly. The fund declares and pays distributions of net realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

        American Century offers several ways to make it easier for you to manage your account, such as:

    *   telephone transactions

    *   wire and electronic funds transfers

    *   24-hour Automated Information Line transactions

    *   24-hour online Internet account access and transactions

        You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

        Information contained in our Investor Services Guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

        If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call an Institutional Service Representative at 1-800-345-3533.

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                        [american century logo(reg.sm)]
                                    American
                                    Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

WWW.AMERICANCENTURY.COM

INVESTOR SERVICES
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

CORPORATE, NOT-FOR-PROFIT, KEOGH, SEP-,
SARSEP-, SIMPLE-IRA AND 403(B) SERVICES
1-800-345-3533

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

FAX
816-340-7962

                                                        Funds Distributor, Inc.

SH-BRO-14130   9812